Shareholder Report, Holdings (Details) - C000005442	Dec. 31, 2025
T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.30%
T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.90%
T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%